Inventories - Inventories, Net of Allowance for Obsolete and Slow-Moving Goods (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials	€ 138,566	€ 115,603
Semi-finished products	50,970	53,462
Finished products	99,675	96,178
Provision for slow moving and obsolescence	(20,964)	(20,026)
Total inventories	€ 268,247	€ 245,217